ANNUAL REPORT

The Everest Funds

Everest3 Fund

October 31, 2002

TABLE OF CONTENTS

Page

Shareholder Letter

1

Performance Summary

2

Schedule of Investments

3

Statement of Assets and Liabilities

4

Statement of Operations

5

Statement of Changes in Net Assets

6

Financial Highlights

7

Notes to the Financial Statements

8-12

Report of Independent Public Accountants

13

NOTICE TO INVESTORS

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they insured by the Federal Deposit

Insurance Corporation, the Federal Reserve Board or any other agency.

An investment in the Fund involves risk, including possible loss of principal, due to fluctuation in the Fund's net asset value.

December 13, 2002

Dear Fellow Shareholders:

We concluded our second fiscal year having come through some extremely challenging times.   Given the market’s extraordinary volatility, we are still unsure whether the recent upturns signals an end to the bear markets in equities or is merely another of many false starts.  Therefore, our strategy is to continue our present course of action.

The Everest3 Fund is a combination of the three most popular exchange traded funds—Dow Jones Industrials, S & P 500, and NASDAQ 100.  Our fund performance mostly tracks with the blended performance of the overall equity markets.

The SPDR remains our largest holding in the Everest3 Fund.  Results for the fund and comparable benchmarks are presented below.

Total Return with Dividends	Six months (05/01/02 to 10/31/02)	One year (11/01/01 to (10/31/02)	Since Inception (12/01/00 to 10/31/02)
Everest[3]	-22.79%	-21.89%	-23.01%
DJIA S & P 500 NASDAQ 100	-14.62% -17.02% -22.48%	-5.58% -15.11% -27.44%	- 8.99% -17.48% -38.41%

In closing, allow us to thank all of our shareholders for your continued support.   Together we are building your financial future.

Sincerely,

/s/Vinod Gupta

/s/Doug Larson

Vinod Gupta

Doug Larson

Chairman

Chief Investment Officer

Past performance is no guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Please refer to the “Schedule of Investments” for further information regarding fund holdings.  Current performance information can be obtained by visiting our website at www.everestfund.com.  Fund holdings and sector weightings are subject to change at any time and are not recommendations to buy or sell any security.

The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends. The NASDAQ 100 Index is a modified capitalization-weighted index of the 100 largest and most actively traded non-financial domestic and international issues listed on the NASDAQ Stock Market® based on market capitalization. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  You cannot invest directly in an index.

This material is authorized for use only when preceded or accompanied by an effective prospectus, which contains more complete information about the Everest Funds, including risks, fees and expenses.  Please read the prospectus carefully before you invest or send money.

Distributed by Quasar Distributors, LLC

12/02

Everest3 Fund

PERFORMANCE SUMMARY

[GRAPH OMITTED]

EVEREST[3] FUND
Dow Jones Industrial Avg (INDU)
NASDAQ (NDX)
S & P 500 (SPX)

	12/1/2000	12/31/2000	1/31/2001	2/28/2001	3/31/2001	4/30/2001	5/31/2001	6/30/2001	7/31/2001	8/31/2001	9/30/2001	10/31/2001	11/30/2001	12/31/2001	1/31/2002	2/28/2002	3/31/2002	4/30/2002	5/31/2002	6/30/2002	7/31/2002	8/31/2002	9/30/2002	10/31/2002
EVEREST[3] FUND	10,000	9,760	10,210	9,110	8,361	9,161	9,191	9,070	8,850	8,220	7,470	7,760	8,380	8,394	8,323	8,092	8,383	7,851	7,730	7,117	6,413	6,151	5,659	6,060
Dow Jones Industrial Avg (INDU)	10,000	10,366	10,472	10,118	9,532	10,367	10,564	10,173	10,205	9,675	8,611	8,842	9,626	9,802	9,714	9,919	10,220	9,780	9,786	9,125	8,636	8,585	7,533	8,350
NASDAQ 100 (NDX)	10,000	9,342	10,345	7,614	6,278	7,403	7,183	7,304	6,719	5,866	4,663	5,448	6,371	6,295	6,188	5,427	5,800	5,099	4,825	4,199	3,843	3,764	3,326	3,953
S & P 500 (SPX)	10,000	10,049	10,406	9,457	8,857	9,545	9,609	9,376	9,284	8,703	8,000	8,152	8,778	8,855	8,726	8,558	8,880	8,341	8,280	7,690	7,090	7,137	6,361	6,921

RATE OF RETURN (%)
FOR THE PERIOD ENDED OCTOBER 31, 2002

	Year	Annualized
	Ended	Since Inception
Total Return	October 31, 2002	December 1, 2000

Everest[3] Fund	-21.89%	-23.01%
Dow Jones Industrial Average (INDU)	-5.58%	-8.99%
S & P 500 (SPX)	-15.11%	-17.48%
Nasdaq 100 (NDX)	-27.44%	-38.41%

This chart illustrates the performance of a hypothetical $10,000 investment made on December 1, 2000 (inception) for the
Everest[3] Fund and the Dow Jones Industrial Average, the S&P 500 Index, and the NASDAQ 100. The Dow Jones Industrial
Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The NASDAQ 100 Index is a modified capitalization-weighted index of the
100 largest and most actively traded non-financial domestic and international issues listed on the NASDAQ Stock Market ®
based on market capitalization. Returns shown include reinvestment of all dividends and capital gains. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Everest Funds
Schedule of Investments as of October 31, 2002

		The Everest[3] Fund
Unit Investment Trusts - 68.2%	Shares	Market Value

EXCHANGE TRADED FUNDS

DIAMONDS Trust, Series 1	5,400	$ 452,250
Nasdaq-100 Index Tracking Stock *	4,830	118,576
SPDR Trust Series 1	2,605	230,595
Total Unit Investment Trusts (Cost $863,845)		801,421
	Principal Amount
Short-Term Investments - 31.7%

VARIABLE RATE DEMAND NOTES(1) - 10.0%

American Family Financial Services Inc., 1.453%	43,782	43,782
Wisconsin Corporate Central Credit Union, 1.460%	31,428	31,428
Wisconsin Electric Power Company, 1.453%	42,343	42,343
Total Variable Rate Demand Notes		117,553

U.S. TREASURY OBLIGATIONS - 21.7%
U.S. Treasury Bill, 1.480%, 11/07/2002	255,000	254,937

Total Short-Term Investments (Cost $372,490)		372,490

Total Investments (Cost $1,236,335) - 99.9%		1,173,911

Other Assets, Less Liabilities - 0.1%		574

Total Net Assets - 100.0%		$ 1,174,485

* Non-income producing security.
(1) Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed above are as of October 31, 2002.

See Notes to the Financial Statements.

The Everest Funds
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2002

ASSETS:	Everest[3] Fund
Investments, at fair value (cost $1,236,335)	$ 1,173,911
Dividends and interest receivable	690
Receivable from Investment Adviser	9,539
Other assets	3,232
Total Assets	1,187,372

LIABILITIES:
Accrued expenses	12,887
Total Liabilities	12,887

NET ASSETS	$ 1,174,485

NET ASSETS CONSIST OF:
Capital stock	$ 2,874,509
Accumulated undistributed net investment income	16,273
Accumulated undistributed net realized loss on investments sold	(1,653,873)
Net unrealized depreciation on investments	(62,424)
Total Net Assets	$ 1,174,485

Shares outstanding (No par value, unlimited shares authorized)	194,726

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING
PRICE PER SHARE	$6.03

See Notes to the Financial Statements.

The Everest Funds
STATEMENT OF OPERATIONS
For the year ended October 31, 2002

INVESTMENT INCOME:	Everest[3] Fund
Dividend income	$ 46,138
Interest income	4,906
Total investment income	51,044

EXPENSES:
Investment advisory fee	19,311
Custodian and fund accounting fees	33,772
Transfer agent and shareholder services fee	32,550
Professional fees	12,969
Distribution expense	9,656
Administration fees	54,475
Printing and mailing expense	518
Registration fees	5,291
Trustee fees and expenses	185
Insurance expense	3,872
Total expenses before waiver and reimbursement	172,599
Less: Waiver of expenses and reimbursement from Adviser	(143,632)
Net expenses	28,967

NET INVESTMENT INCOME	22,077

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investment transactions	(1,653,798)
Change in unrealized appreciation (depreciation) on investments	755,553
Net realized and unrealized loss on investments	(898,245)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (876,168)

See Notes to the Financial Statements.

The Everest Funds
STATEMENT OF CHANGES IN NET ASSETS

		Everest[3] Fund

		For the period
	Year Ended	December 1, 2000 (1)
	October 31, 2002	to October 31, 2001
OPERATIONS:
Net investment income	$ 22,077	$ 20,503
Net realized loss on investment transactions	(1,653,798)	(75)
Change in unrealized appreciation (depreciation) on investments	755,553	(817,977)
Net decrease in net assets resulting from operations	(876,168)	(797,549)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(26,319)	-

CAPITAL SHARE TRANSACTIONS:
Shares sold	1,026,988	5,405,484
Reinvestment of dividends	26,319	-
Shares redeemed	(3,684,195)	(75)
Net increase (decrease) in net assets resulting from capital share transactions	(2,630,888)	5,405,409

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,533,375)	4,607,860

NET ASSETS:
Beginning of period	4,707,860	100,000
End of period (including current year and prior period undistributed net
investment income of $16,421 and $20,515, respectively)	$ 1,174,485	$ 4,707,860

(1) Commencement of operations

See Notes to the Financial Statements.

The Everest Funds
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout the period

			Everest[3] Fund
				For the period
		Year Ended October 31, 2002		December 1, 2000(1) to October 31, 2001

PER SHARE DATA:
	Net asset value, beginning of period	$7.76		$10.00
	Income from investment operations:
	Net investment income	0.04	(4)	0.03
	Net realized and unrealized loss on investments	(1.73)		(2.27)
	Total from investment operations	(1.69)		(2.24)
	Less distributions:
	Dividends from net investment income	(0.04)		-
	Distributions from net realized gains	-		-
	Total distributions	(0.04)		-
	Net asset value, end of period	$6.03		$7.76

TOTAL RETURN		(21.89)%		(22.40)%	(2)

SUPPLEMENTAL DATA AND RATIOS:
	Net assets, in thousands, end of period	$1,174		$4,708
					(3)
	Ratio of net expenses to average net assets (5)	0.75%		0.50%	(3)

	Ratio of net investment income to average net assets (5)	0.57%		0.83%	(3)

	Portfolio turnover rate	73.00%		0.00%

(1)	Commencement of operations.
(2)	Not annualized.
(3)	Computed on an annualized basis.
(4)	Net investment income per share represents net investment income divided by the average shares outstanding throughout
	the period.
(5)	Without expense reimbursements of $143,632 and $143,951 for the periods ended October 31, 2002 and October 31, 2001
	the ratio of expenses to average net assets would have been 4.47% and 6.32%, respectively, and the ratio of net
	investment loss to average net assets would have been (3.15)% and (4.99)%, respectively.

See Notes to the Financial Statements.

The Everest Funds

NOTES TO THE FINANCIAL STATEMENTS

October 31, 2002

1.  Organization

Everest Funds (the “Trust”) is an open-end management investment company created as a Delaware business trust on August 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust currently offers two non-diversified portfolios to investors, the Everest3 Fund (the “Fund”) and the Everest America Fund (collectively the “Funds”).

The investment objective of the Everest3 Fund is long-term capital growth through investing in shares of exchange traded funds ("ETFs"). The Everest3 Fund invests primarily in Standard & Poor’s Depositary Receipts®, or “SPDRs”® (sometimes called “Spiders”); in DIAMONDSSM; and in Nasdaq-100 SharesSM, or “QQQs” (sometimes called “Cubes,” “Qubes” or “Qs”).  SPDRs, DIAMONDS, and QQQs are shares in ETFs that are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the Standard & Poor’s 500 Composite Stock Price Index® (the “S&P 500® Index”), the Dow Jones Industrial AverageSM, and the Nasdaq-100 Index®, respectively.  The Fund commenced operations on December 1, 2000.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).

a)

Investment Valuation – Securities listed on a U.S. securities exchange or for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made.   ETFs listed on a U.S. securities exchange are listed at their net asset value.  Securities traded on a U.S. securities exchange for which there were no transactions on a given day are valued at the average of the most recent bid and asked prices.  Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by Everest Funds Management, LLC (the “Adviser”) in accordance with policies approved by the Fund’s Board of Trustees.  Debt securities maturing within 60 days or less are valued by the amortized cost method, which approximates market value.

b)

Distributions to Shareholders – Dividends from net investment income and net realized capital gains, if any, are declared and paid annually.  The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and/or characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.

c)

Federal Income and Excise Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income and net capital gains, if any, to its shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.

d)

Securities Transactions and Investment Income – Investment transactions are recorded on the trade date for financial statement purposes.  The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Acquisition and market discounts are amortized over the life of the security in determining the cost basis of debt securities.

e)

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

3.  Capital Share Transactions

Share transactions were as follows:

Everest3 Fund

                  Period Ended

               October 31, 2002

      Amount

Shares

Shares sold

    $1,026,988

164,123

Shares reinvested

           26,319

    3,152

Shares redeemed

    (3,684,195)

             (579,617)

Net increase

  ($2,630,888)

             (412,342)

Shares outstanding:

     Beginning of period

 607,068

     End of period

 194,726

   Period Ended

              October 31, 2001

      Amount

Shares

Shares sold

   $ 5,405,484

597,078

Shares reinvested

-

      -

Shares redeemed

               (75)

       (10)

Net increase

   $ 5,405,409

597,068

Shares outstanding:

     Beginning of period

  10,000

     End of period

607,068

4.  Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the period ended October 31, 2002 were as follows:

Everest3

Purchases

$2,494,085

Sales

$4,521,919

There were no purchases or sales of long-term U.S. government securities by the Fund.

5.  Investment Advisory and Other Agreements

The Trust has an agreement with Everest Funds Management, LLC (the "Adviser"), with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the agreement, the Fund compensates the Adviser for its management services at the annual rate of 0.50% of the Everest3 Fund’s average daily net assets.  The Adviser has voluntarily agreed to waive its fees and/or reimburse expenses to the extent that the Fund’s total annual fund operating expenses for the period ended October 31, 2002 exceed 0.75% of the Everest3 Fund’s average daily net assets on an annual basis. During the period ended October 31, 2002, the Adviser reimbursed the Everest3 Fund $143,632, $9,539 of which represented a receivable at October 31, 2002.

The Adviser had entered into a sub-advisory agreement with Pflug Koory, LLC, to assist in the day-to-day management and to provide other advisory services to the Fund.  In exchange for its services, the sub-adviser was entitled to receive an annual management fee, calculated daily and payable monthly, equal to 0.15% of the average daily net assets of the Everest3 Fund.  The sub-adviser fees were paid directly by the Adviser out of the Adviser’s annual advisory fees.

Effective November 1, 2002, Everest Funds management will manage the funds day-to-day.  Pflug, Koory LLC will not be acting nor will it be compensated as sub-adviser to the funds.

The Funds have adopted Service and Distribution Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act.  The Plans authorize payments by the Funds in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of the Funds’ average daily net assets.  Amounts paid under the Plans by the Funds may be spent by the Funds on any activities or expenses primarily intended to result in the sale of share of the Funds, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature.  The Everest3 Fund incurred $9,656 pursuant to the Plans for the year ended October 31, 2002.

U.S. Bancorp Funds Services, LLC, a wholly-owned subsidiary of U.S. Bank, N.A., serves as transfer agent, fund administrator and fund accountant for the Trust.  Effective November 1, 2002, Mutual Shareholder Services, LLC will serve as transfer agent and fund accountant. U.S. Bank, N.A. serves as custodian for the Fund. The Everest3 Fund is distributed by Quasar Distributors, LLC, a member of the NASD.

6.  Information for Federal Income Tax Purposes

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation on Investments	Undistributed Ordinary Income	Undistributed Long-Term Gain
$1,509,975	$ -	$(336,064)	$(336,064)	$16,421	$ -

The primary difference between the cost amount for book purposes and tax purposes is due to deferred wash sale losses.

The tax components of dividends and long-term capital gain distributions paid during the year ended October 31, 2002 and capital loss carryovers as of October 31, 2002 are as follows:

Ordinary Income Dividends	Long-Term Capital Gain Distributions	Net Capital Loss Carryover*	Capital Loss Carryover Expiration
$26,319	$ -	$75	10/31/2009
		$1,380,158	10/31/2010

* Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryforwards.

7.  Related Party Disclosure

The Trustees, Officers, Adviser, Sub-Adviser and related parties in aggregate hold 92.76% of net assets of the Fund at October 31, 2002.

Information about Trustees and Officers

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below.  The SAI includes additional information about the Fund's Trustees and Officers and is available, without charge, upon request by calling 1-866-232-EVER.

Name, Address and Age	Positions (s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer
Vinod Gupta * 5805 S. 86th Circle Omaha, NE 68127 Age: 56	President, Chairperson of the Board, Treasurer and Trustee	Since 2000	President of Everest Funds Management, LLC, the Fund’s manager since May 2000; Founder of infoUSA Inc.; Chairman of the Board of infoUSA Inc. since 1972 and Chief Executive Officer from 1972 until September 1997 and since August 1998.	2	President of Everest Investment Management, LLC since May, 2000. Director, LSSI Corp. Edison, NJ
Harold W. Andersen 5805 S. 86th Circle Omaha, NE 68127 Age: 79	Independent Trustee	Since 2000	Contributing editor and newspaper executive with the Omaha World-Herald from 1946 to the present where he has served as director, president and chairman of the board of directors.	2	Board of Directors, infoUSA, Inc.
Richard M. Krasno P.O. Box 3858 Chapel Hill, NC 27515 Age: 60	Independent Trustee	Since 2000	President of William R. Kenan, Jr. Fund since 1999; President of the Monterey Institute of International Studies from 1998 to 1999; President-Chief Executive Officer from 1983 until 1998 and Executive Vice President and Chief Operating Officer from 1981 until 1983 for the Institute of International Education.	2	Director, Whitman Education Group. Director, Class.com.

*Denotes a trustee who is an "interested person" as that term is defined in Section 2 (a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act").

Independent Auditors’ Report

To the Shareholders and
Board of Directors of
Everest Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Everest3 Fund (one of the portfolios constituting the Everest Fund, a Delaware business trust [the Company]) as of October 31, 2002, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and financial highlights of Everest3 Fund for the period from December 1, 2000 (commencement of operations) to October 31, 2001, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements in their report dated November 28, 2001.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Everest3 Fund of the Everest Fund as of October 31, 2002, and the results of its operations, changes in net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

/s/  KPMG LLP

November 27, 2002
Omaha, Nebraska

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